ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Net revenues	$ 286,742	$ 270,624	$ 230,505
Net income (loss)	(32,241)	(12,680)	(7,583)
Net cash provided by operating activities	20,230	17,932	10,626
Net cash used in investing activities	(57,006)	(5,192)	(30,368)
Net cash provided by financing activities	(3,260)	(10,919)	72
Percentage of VIE's net revenue as of consolidated net revenues	100.00%	99.40%	99.80%
Percentage of VIE's total assets as of consolidated total assets	66.50%	68.60%
Percentage of VIE's total liabilities as of consolidated total liabilities	95.10%	95.60%
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	286,641	268,866	229,989
Net income (loss)	(31,771)	(2,543)	7,425
Net cash provided by operating activities	(8,587)	5,251	(1,445)
Net cash used in investing activities	(7,700)	(538)	(11,664)
Net cash provided by financing activities			(1,091)
Non VIE [Member]
Variable Interest Entity [Line Items]
Net revenues	101	1,758	516
Net income (loss)	(470)	(10,137)	(15,008)
Net cash provided by operating activities	28,817	12,681	12,071
Net cash used in investing activities	(49,306)	(4,654)	(18,704)
Net cash provided by financing activities	$ (3,260)	$ (10,919)	$ 1,163